Basis of Presentaton and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

These statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and, in accordance with those rules and regulations, do not include all information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the unaudited condensed consolidated interim financial statements (the “Financial Statements”) reflect all adjustments, which consist only of normal recurring adjustments, necessary to state fairly the results of operations, financial condition and cash flows for the interim periods presented herein. Prior to the Business Combination, the Financial Statements reflect Legacy MSP.

These Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto included in the 2022 Form 10-K. The year-end condensed consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by GAAP. The results of operations for any interim period are not necessarily indicative of the results of operations to be expected for the full year.

All intercompany transactions and balances are eliminated from the Financial Statements.

Basis of presentation

These statements have been prepared pursuant to the rules and regulations of the SEC and in accordance with GAAP. In the opinion of management, the consolidated financial statements (the “Financial Statements”) reflect all adjustments, which consist only of normal recurring adjustments, necessary to state fairly the results of operations, financial condition and cash flows for the periods presented herein. Prior to the Business Combination, the consolidated interim financial statements reflect Legacy MSP. All intercompany transactions and balances are eliminated from the consolidated financial statements.

Principles of Consolidation

Principles of consolidation

The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying Financial Statements include the accounts of the Company’s wholly owned subsidiaries and these entities for which the Company has a controlling interest in. The Company also consolidates all entities that it controls as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties. As a result of the Business Combination, the Company consolidates MSP Recovery under the VIE model.

Principles of consolidation

The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries and these entities for which the Company has a controlling interest in. The Company also consolidates all entities that it controls as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties. As a result of the Business Combination, the Company consolidates MSP Recovery, LLC under the VIE model.

Correction of Previously Reported Interim Condensed Consolidated Quarterly Financial Statement

Correction of Previously Reported Interim Condensed Consolidated Quarterly Financial Statement

The interim condensed consolidated financial statements include corrections to the three and nine months ended September 30, 2022, respectively, which were presented in Note 18 to the audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2022, in the Company’s fiscal year 2022 Form 10-K filed on July 27, 2023. This restatement corrected errors in the accounting for the indemnification asset, various intangible assets and rights to cash flows, and consolidation of an entity in connection with our business combination.

Description of Restatement of Financial Information

Subsequent to the issuance of the interim financial information as of and for the periods ended June 30, 2022 and September 30, 2022, management identified material errors in such financial information. As disclosed within Note 4, Asset Acquisitions, the Company acquired various intangible assets in connection with the Business Combination. The Company identified an error in the accounting for these acquisitions, in that the Class A market price as of the Closing Date utilized in the valuation included the value of the New Warrants, whereas the Up-C Units provided in the acquisition did not have rights to New Warrants. Therefore, the Class A market price did not equate to the value of the Up-C Units until the opening of the day after the Closing Date when the New Warrants became detached from the Class A shares. This error impacts the intangible assets value that were acquired as of the Closing Date and the resulting amortization of those assets.

In addition, the Company also determined, based on analysis of the rights to cash flows from the Series and the related guaranty obligation, that the Company is the primary beneficiary of the Series, and therefore should consolidate as of the transaction date. This error impacts the intangible assets and indemnification asset value that was acquired as the balance is now reflected in Intangible Assets, net and is therefore amortized rather than recorded as a financial asset; as a result of this change, the indemnification asset is no longer recorded and the Virage Guaranty is accreted through interest expense. The Company’s financial statements should also include the activity of the Series from the date of acquisition as it is now consolidated.

As a result of these errors, the Company determined that the valuation of the asset acquisitions and impacts of consolidating the Series were misstated in the Company’s financial statements for the periods ending June 30 and September 30, 2022. In the following tables, the Company has presented a reconciliation of its unaudited condensed consolidated financial information as originally reported, to the as restated amounts as of and for the three and nine months ended September 30, 2022.

The table below sets forth the unaudited condensed consolidated balance sheet information, including the balances as reported, adjustments and the balances as restated. Note that only amounts that have changed have been disclosed:

	For the reporting period
	September 30, 2022
	As previously	Restatement
(In thousands except per share amounts)	reported	Adjustments	As Restated
ASSETS
Current assets:
Accounts receivable	$7,525	$138	$7,663
Indemnification asset	752,510	(752,510)	—
Total current assets	820,157	(752,372)	67,785
Deferred tax asset	857	(857)	—
Intangible assets, net	2,077,571	1,395,955	3,473,526
Investment in rights to claim recovery cash flows	3,673,610	(3,673,610)	—
Total assets	$6,574,675	$(3,030,884)	$3,543,791

Stockholders’ Equity (Deficit):
Additional paid-in capital	$201,965	$(66,689)	$135,276
Accumulated deficit	(23,537)	(2,201)	(25,738)
Total Stockholders’ Equity (Deficit)	$178,441	$(68,890)	$109,551
Non-controlling interest	5,213,812	(2,961,994)	2,251,818
Total equity	$5,392,253	$(3,030,884)	$2,361,369
Total liabilities and equity	$6,574,675	$(3,030,884)	$3,543,791

The table below sets forth the unaudited condensed consolidated statements of operations, including the balances as reported, adjustments and the as restated balances. Note that only amounts that have changed have been disclosed:

	For the three months ended September 30, 2022			For the nine months ended September 30, 2022
(In thousands except per share amounts)	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Claims recovery income	$2,571	188	$2,759	$3,999	$226	$4,225
Total Claims Recovery	$8,319	$188	$8,507	$21,794	$226	$22,020
Operating expenses
Cost of claim recoveries	1,160	38	1,198	1,861	45	1,906
Claims amortization expense	66,331	45,520	111,851	92,866	60,694	153,560
Professional fees	5,875	29	5,904	10,931	42	10,973
Total operating expenses	88,104	45,587	133,691	157,212	60,781	217,993
Operating Loss	$(79,785)	$(45,399)	$(125,184)	$(135,418)	$(60,555)	$(195,973)
Interest expense	(13,083)	(33,097)	(46,180)	(34,475)	(46,472)	(80,947)
Net loss before provision for income taxes	$(27,060)	$(78,496)	$(105,556)	$(118,401)	$(107,027)	$(225,428)
Provision for income tax benefit (expense)	-	-	-	326	(326)	-
Net loss	$(27,060)	$(78,496)	$(105,556)	$(118,075)	$(107,353)	$(225,428)
Less: Net (income) loss attributable to non-controlling members	26,597	76,887	103,484	116,324	105,152	221,476
Net loss attributable to controlling members	$(463)	$(1,609)	$(2,072)	$(1,751)	$(2,201)	$(3,952)

Basic and diluted weighted average shares outstanding, Class A Common Stock	2,761,476	N/A	2,761,476	2,125,539	N/A	2,125,539
Basic and diluted net income per share, Class A Common Stock	$(0.17)	N/A	$(0.75)	$(0.82)	N/A	$(1.86)

The table below sets forth the unaudited condensed consolidated statements of cash flows, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the nine months ended September 30, 2022
(In thousands)	As Previously Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(118,075)	$(107,353)	$(225,428)
Claims amortization expense	92,866	60,694	153,560
Paid in kind interest	34,475	46,472	80,947
Deferred income taxes	(857)	326	(531)
Accounts receivable	(7,525)	(139)	(7,664)
Net cash used in operating activities	$(70,764)	$—	$(70,764)
Net cash used in investing activities	$(4,563)	$—	$(4,563)
Net cash provided by financing activities	$99,351	$—	$99,351

The table below sets forth the unaudited condensed consolidated statements of changes in equity, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the reporting period September 30, 2022
	As Previously Reported				Restatement Adjustments				As Restated
(In thousands except shares)	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity
Balance at December 31, 2021	$—	$—	$4,348	$(151,408)					$—	$—	$4,348	$(151,408)
Contributions prior to recapitalization transaction	—	—	—	15					—	—	—	15
Distributions prior to recapitalization transaction	—	—	—	(147)					—	—	—	(147)
Net loss prior to recapitalization transaction	—	—	—	(28,640)					—	—	—	(28,640)
Cumulative effect of recapitalization transaction	49,075	—	5,406,736	5,640,352	(7,496)		(2,915,985)	(2,923,481)	41,579	—	2,490,751	2,716,871
Opening net assets of Lionheart II Holdings, LLC acquired	—	(21,786)	—	(21,786)					—	(21,786)	—	(21,786)
Adjustment for value of derivative on temporary equity	10,065	—	—	10,065					10,065	—	—	10,065
Conversion of Warrants	22,896	—	(13,444)	9,452	(7,255)			(7,255)	15,641	—	(13,444)	2,197
Class A Issuances	119,929	—	(96,144)	23,785	(51,938)			(51,938)	67,991	—	(96,144)	(28,153)
Net loss	—	(1,751)	(87,684)	(89,435)		(2,201)	(46,009)	(48,210)	—	(3,952)	(133,693)	(137,645)
Balance at September 30, 2022	$201,965	$(23,537)	$5,213,812	$5,392,253	$(66,689)	$(2,201)	$(2,961,994)	$(3,030,884)	$135,276	$(25,738)	$2,251,818	$2,361,369

Estimates and Assumptions

Estimates and Assumptions

The preparation of Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates.

Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these Financial Statements include, but are not limited to, Claims recovery income and Claims recovery service income recognition, recoverability of long-lived assets, and cost of Claims recoveries.

Estimates and Assumptions

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to Claims recovery income and Claims recovery service income recognition, recoverability of long-lived assets and cost of Claims recoveries.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”). The Company manages its operations as a single segment for the purposes of assessing performance and making decisions. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. In addition, all of the Company’s revenues and long-lived assets are attributable primarily to operations in the United States and Puerto Rico for all periods presented.

Concentration of credit risk and Off-Balance Sheet Risk

Concentration of credit risk and Off-Balance Sheet Risk

Cash and cash equivalents and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 13, Related Party Transactions, for disclosure of affiliate receivables. The Company’s cash and cash equivalents and restricted cash are deposited in accounts at large financial institutions, which at times may exceed federally insured limits. The Company has not incurred any losses on these accounts. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with off-balance-sheet risk of loss.

Concentration of credit risk and Off-Balance Sheet Risk

Cash and cash equivalents and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 14, Related Party, for disclosure of affiliate receivables. The Company’s cash and cash equivalents and restricted cash are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with off-balance-sheet risk of loss.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Restricted Cash consists of cash held in escrow related to the Prepaid Forward Agreement with CF. See Note 17, Derivative Liability, for more information on the Prepaid Forward Agreement.

Fair Value Measurements

Fair Value Measurements

The Company applies the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company also applied the provisions of the subtopic to fair value measurements of non-financial assets and non-financial liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring basis. The subtopic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The subtopic also establishes a framework for measuring fair value and expands disclosures about fair value measurements. The fair value framework requires the Company to categorize certain assets and liabilities into three levels, based upon the assumptions used to price those assets or liabilities. The three levels are defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, for Level 2 and Level 3 inputs considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows. As of December 31, 2022 and December 31, 2021, the Company did not hold any Level 2 or Level 3 assets or liabilities.

Cash and cash equivalents and restricted cash are stated at cost, which approximates their fair value. The carrying amounts reported in the balance sheets for affiliate receivable, accounts payable, affiliate payable and accrued liabilities approximate fair value, due to their short-term maturities.

Outstanding borrowings that qualify as financial instruments are carried at cost, which approximates their fair value as of December 31, 2022 and December 31, 2021.

Equity Method Investments

Equity Method Investments

Equity investments that are not consolidated, but over which the Company exercises significant influence, are accounted for in accordance with ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). Whether or not the Company exercises significant influence with respect to an investee company depends on an evaluation of several factors including, among others, representation on the investee company’s board of directors and ownership level. An entity is presumptively assumed to have significant influence in a corporation when it holds 20% or more of the voting stock of the investee company, or at a lower level (e.g., 3% to 5%) for entities that track separate members capital accounts.

Under the equity method of accounting, an investee company’s accounts are not reflected within the Company’s consolidated balance sheets and statements of operations; however, the Company’s share of the earnings or losses of the investee company is reflected in the caption “Other income” in the consolidated statements of operations. The Company’s carrying value in equity method investee companies is not reflected in the Company’s consolidated balance sheets as of December 31, 2022 or December 31, 2021 as the carrying value is zero. When the Company’s carrying value in an equity method investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Major expenditures for property and equipment and those that substantially increase useful lives are capitalized. When assets are sold or otherwise disposed of, costs and related accumulated depreciation are removed from the financial statements and any resulting gains or losses are included in general and administrative expenses within our consolidated statements of operations.

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvement	Lesser of lease term or estimated life

Internal Use Software

Internal Use Software

Internal-use software development costs incurred in the preliminary project stage are expensed as incurred; costs incurred in the application and development stage, which meet the capitalization criteria, are capitalized and amortized on a straight-line basis over the estimated useful life of the asset and costs incurred in the post-implementation/operations stage are expensed as incurred. The estimated useful life for development costs capitalized as of December 31, 2022 and 2021 is five years. Further, internal and external costs incurred in connection with upgrades or enhancements are also evaluated for capitalization. If the software upgrade results in an additional functionality, costs are capitalized; if the upgrade only extends the useful life, it is expensed as occurred.

Intangible assets

Intangible assets

In certain of its CCRAs, the Company makes upfront payments to acquire Claims recovery rights from secondary payers, such as health plans, managed service organizations, providers or medical services and independent physicians’ associations. The Company recognizes intangible assets for costs incurred up front to acquire Claims recovery rights from various assignors.

The Company amortizes capitalized costs associated with CCRAs over 8 years, based on the typical expected timing to pursue recovery through litigation, including through potential appeals.

As part of the Business Combination, the Company acquired rights to Claims recovery cash flows. As a result of this purchase and the guarantee obligation as noted in Note 10, Variable Interest Entities, the Company consolidated the entity which holds these Claim rights. Upon consolidation, these Claims rights were accounted for under ASC 350 similar to other CCRAs the Company holds. As such these assets are held at cost, net of amortization.

The Company evaluates these assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value. There were no impairment indicators in the years ended December 31, 2022, 2021 and 2020.

Leases

Leases

Leases entered into by the Company, in which substantially all the benefits and risk of ownership are transferred to the Company, are recorded as obligations under leases. Leases that meet one of the finance lease criteria are classified as finance leases, while all others are classified as operating leases. The Company determines if an arrangement is a lease at inception and has made an accounting policy election not to recognize right of use assets and lease liabilities that arise from short term lease as defined as leases with initial terms not in excess of 12 months. As of December 31, 2022, the Company did not have any leases in excess of 12 months. See Note 8, Short Term Leases, for more information.

Non-controlling Interests

Non-controlling Interests

As part of the Business Combination and described in Note 3, Business Combination, the Company became the managing member of MSP Recovery, which is consolidated as the Company controls the operating decisions of MSP Recovery. The non-controlling interest relates to the Up-C Units that are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. The Up-C Unit holders retained approximately 99.76% of the economic ownership percentage of the Company as of the Closing Date. The non-controlling interest is classified as permanent equity within the condensed consolidated balance sheet of the Company. As of September 30, 2023, based on the Class A Common Stock issuances during the period, the non-controlling interest of Class V Common Stock shareholders was 90.01%.

Changes in the Company’s ownership interest in MSP Recovery, due to Class V Common Stock shareholders converting their shares to Class A Common Stock, are accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock requires a corresponding issuance of MSP Recovery units to the Company. The issuance would result in a change in ownership and would reduce the balance of non-controlling interest and increase the balance of additional paid-in capital.

Non-controlling Interests

As part of the Business Combination and described in Note 1, Description of Business, the Company became the managing member of MSP Recovery, LLC, which is consolidated as the Company controls the operating decisions of MSP Recovery, LLC. The non-controlling interest relates to the Up-C Units that are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. The Up-C Unit holders retained approximately 99.76% of the economic ownership percentage of the Company as of the Closing Date. The non-controlling interest is classified as permanent equity within the consolidated balance sheet of the Company. As of December 31, 2022, based on the Class A common stock issuances during the period, the non-controlling interest of Class V shareholders was 97.70%.

Changes in the Company’s ownership interest in MSP Recovery, LLC, due to Class V shareholders converting their shares to Class A, are accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock requires a corresponding issuance of MSP Recovery, LLC units to the Company. The issuance would result in a change in ownership and would reduce the balance of non-controlling interest and increase the balance of additional paid-in capital.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, such as property and equipment, including capitalized software costs, and finite-lived intangibles such as Claims recovery rights, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value. There were no impairment indicators in the year ended December 31, 2022, 2021, and 2020.

Claims Recovery Service Income

Claims Recovery Service Income

For the three and nine months ended September 30, 2023 and 2022, the majority of the Company’s Claims recovery service income was related to a servicing agreements with VRM MSP and MSP RH Series 01. As part of the Business Combination, the Company acquired rights to cash flows in the assets, after certain required returns to VRM MSP, that had been part of the servicing agreement. As part of this acquisition, the Company no longer receives service income from this agreement and consolidates the entity in which the Company acquired rights to cash flow in the assets as outlined in Note 4, Asset Acquisitions.

In connection with the Hazel transactions discussed in Note 4, Asset Acquisitions, the Company terminated its service agreement with MSP Recovery RH Series 01, an affiliate of Hazel.

Claims Recovery

The Company’s primary income-producing activities are associated with the pursuit and recovery of proceeds related to Claims recovery rights that the Company obtains through CCRAs, in which it becomes the owner of those rights. As a result, such income is not generated from the transfer of control of goods or services to customers, but from the proceeds realized from perfection of Claims recoveries from rights the Company holds outright. The Company also generates revenue by providing Claims recovery services to other entities outside of the Company.

Claims recovery income

The Company recognizes Claims recovery income based on a gain contingency model – that is, when the amounts are reasonably certain of collection. This typically occurs upon reaching a binding settlement or arbitration with the counterparty or when the legal proceedings, including any appellate process, are resolved.

In some cases, the Company owes an additional payment to the original assignor in connection with the realized value of the recovery right. Claims recovery income is recognized on a gross basis, as the Company is entitled to the full value of recovery proceeds, and makes a payment to the original assignor similar to a royalty arrangement. Such payments to prior owners are recognized as cost of Claims recovery in the same period the Claims recovery income is recognized.

When the Company becomes entitled to recovery proceeds from the settlement of a Claim recovery pursuit or proceeding, it recognizes the amount in accounts receivable.

Claims recovery service income, ASC 606, Revenue from Contracts with Customers

The guidance under ASC 606, Revenue from Contracts with Customers, provides that an entity should apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation.

The Company derives revenues from contracts with customers primarily from Claims recovery services arrangements (“Claims recovery services”). Claims recovery services include services to related parties or third parties to assist those entities with pursuit of Claims recovery rights. The Company has determined it has a single performance obligation for the series of daily activities that comprise Claims recovery services, which are recognized over time using a time-based progress measure and are typically based on (1) budgeted expenses for the current month with an adjustment for the variance between budget and actual expenses from the prior month or (2) on a contingent basis dependent on actual settlements or resolved litigation. Amounts estimated and recognized, but not yet fully settled or resolved as part of litigation are recognized as contract assets. There were no contract assets on December 31, 2022 or December 31, 2021, as amounts associated with unresolved litigation were fully constrained.

Claims recovery services are generally paid in advance on a monthly basis. The Company did not recognize any material revenue for the year ended December 31, 2022 and 2021 for performance obligations that were fully satisfied in previous periods.

For the year ended December 31, 2022 and 2021, the majority of the Company’s Claims recovery service income was related to a servicing agreement with VRM MSP, which was entered into on March 27, 2018. As part of the Business Combination, the Company acquired rights to cash flows in the assets, after certain required returns to VRM MSP, that had been part of the servicing agreement. As part of this acquisition, the Company no longer receives service income from this agreement and consolidates the entity in which the Company acquired rights to cash flow in the assets as outlined in Note 4, Asset Acquisitions. For the year ended December 31, 2022, the Company also recognized $5.0 million of servicing income related to a specific contract where the performance obligations were completed during the year.

The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a Claims recovery service contract with amortization periods greater than one year for any period presented.

The Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•
Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.
•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.
•
Election to present revenue net of sales taxes and other similar taxes, if any.
•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Transfers of Claims Cost Recovery Rights to Others

Transfers of Claims Cost Recovery Rights to Others

In some cases, the Company has entered into arrangements to transfer CCRAs or rights to proceeds from CCRAs to other parties. The Company evaluates whether such transfers are sales of nonfinancial assets, sales of future revenues treated as debt, in-kind contributions to equity method investees, or other types of arrangements.

When they are treated as sales of nonfinancial assets, the Company recognizes a gain on the sale when control transfers to the counterparty based on the difference between the fair value of consideration (including cash) received and the recognized carrying value of the CCRAs. In some cases, such sales include variable consideration in the form of payments that will be made only upon achievement of certain recoveries or based on a percentage of actual recoveries. The Company estimates and constrains the amounts that will ultimately be realized based on these variable payment terms and includes those amounts in the determination of gain or loss; the gain or loss is subsequently updated based on changes in those estimates.

In other cases, such transfers are considered to be sales of future revenue that are debt-like in nature. These arrangements are recognized as debt based on the proceeds received, and are imputed an interest rate based on the expected timing and amount of payments to achieve contractual hurdles. These are subject to revisions of estimates of that timing and amount based on the contractual provisions and the Company’s assumptions from changes in facts and circumstances. Such changes are reflected through revision of the imputed interest rate on a cumulative catch-up basis.

Cost of Claims Recoveries

Cost of Claims Recoveries

Costs of Claims recoveries consist of all directly attributable costs specifically associated with Claims processing activities, including contingent payments to assignors (i.e., settlement expenses).

Claims amortization expense

Claims amortization expense

Claims amortization expense includes amortization of CCRAs acquired as part of the business combination, shown as Intangibles, net in the consolidated balance sheets, and CCRA intangible assets for which the Company made upfront payments for Claims recovery rights. For further details on CCRAs see Note 7, Intangible Assets, Net.

Income Taxes

Income Taxes

Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. As a result of the Business Combination, the Company became the sole managing member of MSP Recovery, LLC, which is treated as a partnership for U.S. federal, state, and local income tax purposes. As a partnership, MSP Recovery, LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by MSP Recovery, LLC is passed through to and included in the taxable income or loss of its partners, including MSP Recovery, Inc. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to the Company’s allocable share of income of MSP Recovery, LLC.

The Company’s deferred tax balances reflect the impact of temporary differences between the carrying amount of assets and liabilities and the Company’s tax basis. The balances are stated at the tax rates in effect when the temporary differences are expected to be recovered or settled. The Company reviewed the anticipated future realization of the tax benefit of the Company’s existing deferred tax assets and concluded that it is more likely than not that all of the deferred tax assets will not be realized in the future.
Comprehensive Income (Loss)		Comprehensive Income (Loss) The Company has no components of other comprehensive income (loss). As such, net loss equates to comprehensive income (loss) for all periods presented in this report.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses. In 2016 and subsequently, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments including subsequent amendments to the initial guidance: ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825. Financial Instruments, ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief, ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. ASU 326, and ASU 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures and related amendments require credit losses on financial instruments measured at amortized cost basis to be presented at the net amount expected to be collected, replacing the current incurred loss approach with an expected loss methodology that is referred to as CECL. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company adopted this guidance on January 1, 2023 and it had no material impact on our Financial Statements.

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In February 2016, the FASB issued ASU 2016-02, Leases, to increase transparency and comparability among organizations by recognizing right of use assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10, Codification Improvements to ASC 2016-02, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11, Leases: Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2020, ASU 2020-03, Codification Improvements to Financial Instruments, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Additionally, on June 3, 2020, the FASB deferred by one year the effective date of the new leases standard for private companies, private not-for-profits and public not-for-profits that have not yet issued (or made available for issuance) financial statements reflecting the new standard. Furthermore, in June 2020, ASU 2020-05, Revenue from Contracts with Customers and Leases, was issued to defer effective dates of adoption of the new leasing standard for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted this guidance utilizing the cumulative catch-up method with an effective date of January 1, 2022 and it had no material impact on our consolidated financial statements. The Company has made an accounting policy election to not to recognize right of use assets and lease liabilities that arise from short term lease as defined as leases with initial terms not in excess of 12 months. As of December 31, 2022, the Company did not have any leases in excess of 12 months. See Note 8, Short Term Leases, for more information.

ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 and it had no material impact on our consolidated financial statements.

ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this Update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard is effective for all entities as of March 12, 2020 through December 31, 2022. Early adoption is permitted. The Company adopted this guidance on January 1, 2022 and it had no material impact on our consolidated financial statements.

ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815- 40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. On August 5, 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company adopted this guidance on January 1, 2022 and it had no material impact on our consolidated financial statements.

ASU 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. On June 30, 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendment clarifies that contractual sale restrictions should not be considered when measuring the equity security’s fair value and prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance in June 2022, which resulted in the Company recognizing the assets acquired as part of the Business Combination at values that were not discounted for contractual sale restrictions, which had a material impact on the Company’s consolidated financial statements in relation to the asset acquisitions as noted in Note 4, Asset Acquisitions.

New Accounting Pronouncements Issued but Not Yet Adopted

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses. In 2016 and subsequently, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments including subsequent amendments to the initial guidance: ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825. Financial Instruments, ASU 2019-05, Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief, ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. ASU 326, and ASU 2022-02, Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures and related amendments require credit losses on financial instruments measured at amortized cost basis to be presented at the net amount expected to be collected, replacing the current incurred loss approach with an expected loss methodology that is referred to as CECL. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. While the Company does not anticipate the implementation would have a material effect on the Company’s consolidated operating results, cash flows, financial condition and related disclosures, the Company is currently evaluating the effect that implementation of this standard will have.